Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	$ (1,892)	$ (4,450)	$ (5,136)	$ (5,632)
Deferred income tax related to consolidated statement of income	2,199	1,177	889
Deferred tax, asset	(6,209)	(7,771)
Deferred tax liabilities	4,317	3,321
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(135)	(64)
Deferred income tax related to consolidated statement of income	(70)	15	(15)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	100	53
Deferred income tax related to consolidated statement of income	58	5	18
Prepaid expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	22	20
Deferred income tax related to consolidated statement of income	2	(4)	(32)
Property, plant and equipment, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(443)	(1,150)
Deferred income tax related to consolidated statement of income	455	314	(118)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	35	(190)
Deferred income tax related to consolidated statement of income	203	45	86
Finite useful lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(121)	(10)
Deferred income tax related to consolidated statement of income	(120)	1	48
Indefinite lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	1,386	1,509
Deferred income tax related to consolidated statement of income	260	591	123
Post-employment and other non-current employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(388)	(438)
Deferred income tax related to consolidated statement of income	45	(2)	15
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(50)	75
Deferred income tax related to consolidated statement of income	(126)	73	(3)
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(607)	(921)
Deferred income tax related to consolidated statement of income	290	(96)	(23)
Employee profit sharing payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(667)	(533)
Deferred income tax related to consolidated statement of income	134	174	(85)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(3,717)	(5,726)
Deferred income tax related to consolidated statement of income	1,805	1,221	29
Tax credits to recover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(399)	(726)
Deferred income tax related to consolidated statement of income	326	342	327
Cumulative other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(69)	(394)
Deferred income tax related to consolidated statement of income	375	(211)	(417)
Liabilities of amortization of goodwill of business acquisition
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	5,322	5,574
Deferred income tax related to consolidated statement of income	(252)	(543)	0
Leases liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(75)	(43)
Deferred income tax related to consolidated statement of income	(39)	(28)	(37)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(2,086)	(1,486)
Deferred income tax related to consolidated statement of income	$ (1,147)	$ (720)	$ 973